Income Tax: (Tables)	6 Months Ended
Jun. 30, 2017
Income Tax: (Tables) [Abstract]
Income tax expense

Income tax expense for the six months ended June 30, 2017 and 2016 differs from the amount that would result from applying Canadian tax rates to net income (loss) before taxes. These differences result from the items noted below:

	2017	2016
Income tax (benefit) based on Canadian tax rates	$15,846,048	$(2,389,952)
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	9,251,553	(90,118)
Non-deductible expenses	2,217,385	443,242
Change in valuation allowance and other	(11,467,382)	2,036,828
	$15,847,604	$-

Deferred Tax Asset

The Company recorded income tax expense of $15.8 million and NIL for the six months ended June 30, 2017 and 2016, respectively. We have recorded a valuation allowance to reflect the estimated amount of the deferred tax assets which may not be realized, principally due to the uncertainty of utilization of net operating losses and other carry forwards prior to expiration. The valuation allowance for deferred tax assets may be reduced in the near term if our estimate of future taxable income changes. The components of the Canadian and U.S. deferred income tax assets as of June 30, 2017 and December 31, 2016 were as follows:

	Deferred Tax Asset
	2017	2016
Net operating loss carry forwards	34,210,090	46,962,497
Property, Plant and Equipment	3,228,026	3,227,610
Capital loss carry forwards	425,813	15,411
Other	365,394	330,882
	38,229,323	50,536,400
Valuation allowance	(38,229,323)	(50,536,400)
Net deferred tax asset	$-	$-

Loss carryforwards

At June 30, 2017, we had the following U.S. and Canadian tax loss carry forwards:

U.S.	Canadian	Expires
$1,386,674	$-	2018
1,621,230	-	2019
665,664	-	2020
896,833	-	2021
1,435,774	-	2022
1,806,275	-	2023
2,386,407	-	2024
3,680,288	-	2025
4,622,825	2,013,042	2026
6,033,603	3,735,944	2027
4,360,823	14,239,714	2028
1,769,963	13,495,082	2029
2,159,079	16,672,424	2030
3,216,024	18,669,255	2031
3,041,866	5,416,162	2032
5,532,290	6,965,008	2033
1,933,918	10,034,585	2034
2,099,507	13,024,098	2035
3,770,594	15,485,243	2036
-	17,089,802	2037
$52,419,637	$136,840,359